Financial asset investments	12 Months Ended
Mar. 31, 2018
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Financial asset investments

10. Financial asset investments

Financial asset investments represent investments classified and accounted for as available-for-sale investments

Movements for the year ended March 31,	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
As at April 01,	432	695	10
Changes in fair value	263	900	14

As at March 31,	695	1,595	24

These investments represent investments in equity securities that present the Group with opportunities for return through dividend income and gains in value. The fair value of quoted securities are determined by reference to published price quotations in active markets. The fair value of unquoted securities are determined by reference to discounted cash flows model.

During the year ended March 31, 2017 pursuant to demerger of Sterlite Technologies Limited into Sterlite Technologies Limited and Sterlite Power Transmission Limited, 952,859 shares of Sterlite Power Transmission Limited have been allotted to the Company.